Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenue, net	$ 17,800	$ 15,374
Cost of sales	(13,470)	(8,565)
Gross profit	4,330	6,809
Expenses
General and administrative	27,815	39,279
Sales and marketing	1,897	2,915	[1]
Research and development	1,719	1,546
Restructuring expenses	26,942
Intangible asset impairment	19,000
Goodwill impairment		18,508
Depreciation and amortization	2,059	1,768
Total expenses	79,432	64,016
Loss from operations	(75,102)	(57,207)
Other Expense (Income), net
Interest expense and amortization of debt issuance cost	2,702	6,818
Gain on remeasurement of warrant liability	(2,092)	(16,856)
Gain on investments	(6,851)
Loss (gain) on debt extinguishment, net	2,263	(3,262)
Foreign exchange loss	1,129	1,276
Other expense (income), net	202	(502)
Total other income, net	(2,647)	(12,526)
Loss before income taxes and equity investment loss	(72,455)	(44,681)
Deferred income tax (recovery) expense	(6,650)	950
Current income tax expense	296
Equity investment share of loss	64	95
Net loss	$ (66,165)	$ (45,726)
Net loss per share – basic (in Dollars per share)	$ (1.72)	$ (1.78)
Weighted-average common shares outstanding – basic (in Shares)	38,392,392	25,690,096

[1]	The Company reclassified $818 of sales and marketing, reported in previous period in general and administrative expense, to conform to the current period presentation.